Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Future policy benefits and claims	$ 544	$ 781
Tax credit carryforwards	387	350
Other	239	280
Gross deferred tax assets	1,170	1,411
Valuation allowance	(22)	(10)
Gross deferred tax assets, net of valuation allowance	1,148	1,401
Deferred tax liabilities
Deferred policy acquisition costs	1,186	971
Available-for-sale securities	54	589
Other	211	311
Gross deferred tax liabilities	1,451	1,871
Net deferred tax liability	$ 303	$ 470